Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Employee Benefits

Note 10

Employee Benefits

Seaboard maintains two defined benefit pension plans (“the Plans”) for its domestic salaried and clerical employees. The Plans generally provide eligibility for participation after one year of service upon attaining the age of 21. Benefits are generally based upon the number of years of service and a percentage of final average pay.

Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation variable rate premiums established by the Employee Retirement Income Security Act of 1974. Management did not make any contributions in 2012, 2011 and 2010 and currently does not plan on making any contributions to the Plans in 2013.

Seaboard has separate investment policies for each Plan. The difference in target allocation percentages are based on one plan having more current retirees and thus a more conservative portfolio versus the other plan, which can assume greater risk as it will have a longer investment time horizon. Assets are invested in the Plans to achieve a diversified overall portfolio consisting primarily of individual stocks, money market funds, collective investment funds, bonds and mutual funds. Seaboard is willing to accept a moderate level of risk to potentially achieve higher investment returns. The overall portfolios are evaluated relative to customized benchmarks. The investment strategy provides investment managers’ discretion, and is periodically reviewed by management for adherence to policy and performance against benchmarks. Seaboard’s asset allocation targets and actual investment composition within the Plans were as follows:

Actual Composition of Plans at December 31,
	Target Allocations	2012	2011
Domestic large cap equity	29-40%	31-42%	29-40%
Domestic small and mid-cap equity	7-10%	9-12%	11-13%
International equity	11-16%	11-13%	10-15%
Fixed income	25-42%	20-37%	23-40%
Alternative investments	6-8%	8-10%	6-7%
Cash and cash equivalents	1-5%	3-4%	2-4%

As described in Note 9 to the Consolidated Financial Statements, U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables shows the Plans’ assets measured at estimated fair value as of December 31, 2012 and 2011, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 36,346	$ 36,346	$-	$-
Fixed income mutual funds	12,533	12,533	-	-
Foreign equity securities	7,475	7,475	-	-
Corporate bonds	6,387	-	6,387	-
Money market funds	6,285	6,285	-	-
U.S. Government agency securities	6,218	-	6,218	-
U.S. Government bonds	5,680	-	5,680	-
Emerging markets-equity	5,607	5,607	-	-
Real estate mutual fund	5,453	5,453	-	-
Mutual funds-equities	2,701	2,701	-	-
Treasury inflation indexed bonds	2,083	-	2,083	-
Other	818	-	818	-
Total Assets	$ 97,586	$ 76,400	$21,186	$-

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 34,770	$ 34,770	$-	$-
Corporate bonds	18,526	-	18,526	-
Foreign equity securities	7,107	7,107	-	-
Fixed income mutual funds	6,400	6,400	-	-
Money market funds	6,513	6,513	-	-
U.S. Treasury STRIPS	3,587	-	3,587	-
Emerging markets-equity	3,349	3,349	-	-
Mutual funds-equities	3,485	3,485	-	-
Real estate mutual fund	2,909	2,909	-	-
Exchange traded funds-fixed income	1,788	1,788	-	-
Municipal bonds	2,048	-	2,048	-
Other	1,030	-	1,030	-
Total Assets	$ 91,512	$ 66,321	$25,191	$-

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for this plan.

Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2012	2011	2010
Weighted-average assumptions
Discount rate used to determine obligations	2.50-4.15%	3.75-4.70%	4.45-5.65%
Discount rate used to determine net periodic benefit cost	3.75-4.70%	4.45-5.65%	5.25-6.25%
Expected return on plan assets	6.50-7.25%	7.00-7.50%	7.25-7.75%
Long-term rate of increase in compensation levels	4.00%	4.00-5.00%	4.00-5.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plans’ assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plans’ asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the plans’ benefit obligations and fair value of assets for the Plans, supplemental executive plans and retirement agreements for the years ended December 31, 2012 and 2011, and a statement of the funded status as of December 31, 2011 and 2010 were as follows:

December 31,	2012	2011
	Accumulated	Accumulated
	benefits	benefits
(Thousands of dollars)	exceed assets	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$204,540	$173,023
Service cost	8,843	7,523
Interest cost	8,918	9,025
Actuarial losses	25,749	19,637
Benefits paid	(5,872)	(4,668)
Plan curtailments	(6,136)	-
Plan settlement	(5,532)	-
Plan amendments	(3,785)	-
Benefit obligation at end of year	$226,725	$204,540
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$91,512	$93,638
Actual return on plan assets	9,426	807
Employer contributions	8,052	1,735
Benefits paid	(5,872)	(4,668)
Plan settlement	(5,532)	-
Fair value of plan assets at end of year	$97,586	$91,512
Funded status	$(129,139)	$(113,028)

The net funded status of the Plans was $(45,515,000) and $(26,819,000) at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for the Plans was $120,573,000 and $102,165,000, and for the other plans was $68,194,000 and $59,229,000 at December 31, 2012 and 2011, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five year period beginning with the sixth year are as follows: $7,344,000, $7,708,000, $8,416,000, $10,354,000, $10,993,000, and $76,635,000, respectively.

During June 2012 when the actual pension costs for 2012 were finalized, it was determined that a settlement payment made in March 2012 was greater than the actual service cost and interest cost components of 2012’s net periodic pension cost for a non-qualified, unfunded supplemental executive plan.  As a result, during the second quarter of 2012, a settlement loss of $1,796,000 was recorded in the Pork division’s results of operations.  In December 2012, certain non-qualified, unfunded supplemental executive plans were amended primarily to limit years of service and final average earnings.  As a result, in December 2012, curtailment losses of $1,134,000 were recorded for these plans from the reduction in the amortization period of prior service cost.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$8,843	$7,550	$6,367
Interest cost	8,918	8,997	8,712
Expected return on plan assets	(6,431)	(6,598)	(6,218)
Amortization and other	6,748	4,027	4,046
Settlement	1,796	-	-
Curtailment	1,134	-	-
Net periodic benefit cost	$21,008	$13,976	$12,907

The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes at December 31, 2012 and 2011 were as follows:

(Thousands of dollars)	2012	2011
Accumulated loss, net of gain	$(91,611)	$(81,708)
Prior service cost, net of credit	(72)	(6,351)
Total accumulated other comprehensive loss	$(91,683)	$(88,059)

The amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(Thousands of dollars)	2013
Accumulated loss, net of gain	$(6,588)
Prior service cost, net of credit	24
Estimated net periodic benefit cost	$(6,564)

Seaboard participates in a multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification plan is 51-6055922 and this plan’s number is 001.  For the plan year beginning July 1, 2012, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2014. Contribution expense for this plan was $584,000, $545,000 and $528,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan.  Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2012, 2011 and 2010, Seaboard contributed to this plan an amount equal to 50% of the first 6% of each employee’s contributions to the plan. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $2,063,000, $1,956,000 and $1,826,000 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, Seaboard maintains a defined contribution plan covering most of its hourly, non-union employees and two defined contribution plans covering most of Daily’s employees.  Contribution expense for these plans was $546,000, $577,000 and $1,455,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Seaboard has a deferred compensation plan which allows certain employees to reduce their compensation in exchange for values in four investments. Seaboard also has an Investment Option Plan which allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. However, as a result of U.S. tax legislation passed in 2004, reductions to compensation earned after 2004 are no longer allowed under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under both plans, Seaboard contributes 3% of the employees’ reduced compensation. Seaboard’s expense (income) for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts was $4,148,000, $(1,505,000) and $4,267,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Included in other liabilities at December 31, 2012 and 2011 are $32,774,000 and $29,647,000, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2012 and 2011, $36,988,000 and $33,924,000, respectively, were included in other current assets on the Consolidated Balance Sheets. Investment income (loss) related to the mark-to-market of these investments for 2012, 2011, and 2010 totaled $4,076,000, $(1,584,000) and $4,203,000, respectively.